Note 5 - Exploration and Evaluation Assets - Exploration Expenditures (Details) - CAD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023
Statement Line Items [Line Items]
Exploration expenses	$ 10,462	$ 8,710
Whistler Gold-copper project [member]
Statement Line Items [Line Items]
Exploration expenses	8,008	6,828
São Jorge gold project [member]
Statement Line Items [Line Items]
Exploration expenses	1,096	439
Titiribi Gold-Copper project [member]
Statement Line Items [Line Items]
Exploration expenses	371	247
Crucero project [member]
Statement Line Items [Line Items]
Exploration expenses	304	195
Yarumalito gold project [member]
Statement Line Items [Line Items]
Exploration expenses	291	261
La Mina project [member]
Statement Line Items [Line Items]
Exploration expenses	166	529
Rea project [member]
Statement Line Items [Line Items]
Exploration expenses	120	70
Yellowknife Gold project [member]
Statement Line Items [Line Items]
Exploration expenses	84	91
Cachoeira Gold project [member]
Statement Line Items [Line Items]
Exploration expenses	22	48
Other project [member]
Statement Line Items [Line Items]
Exploration expenses	$ 0	$ 2